Summary of significant accounting policies (Tables)	6 Months Ended
Mar. 31, 2025
Summary of significant accounting policies
Schedule of useful lives of property and equipment, net
Machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years

Summary of component of basic and diluted EPS
Six months ended March 31,	2025	2024
Net (loss) income available for ordinary shareholders (A)	$(44,016)	$630,492

Weighted average outstanding ordinary shares (B)
- basic	1,077,719	527,569
- diluted	1,077,719	1,046,023

(Loss) earnings per ordinary share - basic (A/B)	$(0.04)	$1.20

(Loss) earnings per ordinary share - diluted (A/B)	$(0.04)	$0.60

Summary of antidilutive securities
	As of	As of
	March 31	March 31
	2025	2024
	(unaudited)	(unaudited)
Warrants to purchase ordinary shares	747,040	-